Short-Term Investments - Summary of Short-Term Investments (Detail) - USD ($) $ in Thousands	May 31, 2023	May 31, 2022
Short-term Investments [Abstract]
Short-term investments	$ 1,477,843	$ 1,902,254
Wealth Management Products Measured At Fair Value [Member]
Short-term Investments [Abstract]
Short-term investments	1,404,830	1,831,652
Trading securities [Member]
Short-term Investments [Abstract]
Short-term investments	$ 73,013	$ 70,602